INCOME TAX (Details 2)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Income tax calculated at statutory rates	¥ (580,551)	$ (85,660)	¥ (6,230,384)	¥ (6,108,744)
Nondeductible expenses (non-taxable income)	93,709	13,827	1,774,956	5,335,231
Benefit of favorable rate for high-technology companies	232,221	34,264	2,492,154	385,650
Benefit of revenue exempted from enterprise income tax	(19,919)	(2,939)	(43,363)	(190,614)
Change in valuation allowances	602,583	88,910	3,748,735	137,683
Over-accrued tax of prior years	(20,143)	(2,972)	(1,196,253)	(2,111,281)
Provision (benefit) for income tax	¥ 307,900	$ 45,430	¥ 545,845	¥ (2,552,075)